Summary of Company's Restricted Stock (Detail) - $ / shares	2 Months Ended	12 Months Ended
	Feb. 29, 2016	Mar. 31, 2017	Mar. 31, 2016
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Unvested or unlapsed shares, Shares		0	12,222
Granted, Shares	374,150	149,200	0
Vested / lapsed, Shares			(12,222)
Forfeited, Shares			0
Unvested or unlapsed shares, Shares			0
Unvested or unlapsed shares, Average Life (In Years)			3 months 18 days
Granted, Average Life (In Years)			0 years
Vested / lapsed, Average Life (In Years)			0 years
Forfeited, Average Life (In Years)			0 years
Unvested or unlapsed shares, Average Intrinsic Value		$ 0	$ 0.50
Granted, Average Intrinsic Value			0
Vested / lapsed, Average Intrinsic Value			0
Forfeited, Average Intrinsic Value			0
Unvested or unlapsed shares, Average Intrinsic Value			0
Unvested or unlapsed shares, Fair Value		0	4.10
Granted, Fair Value		$ 3.92	0
Vested / lapsed, Fair Value			0
Forfeited, Fair Value			0
Unvested or unlapsed shares, Fair Value			$ 0